Loss per share (Details Narrative)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Reverse share split	one-for-thirty-five (1-for-35) reverse share split of the Class A Ordinary Shares effective July 2025. Loss per share for the six months ended 30 June 2025 was previously reported as €0.10 on a weighted average of 24,300,313 shares before the reverse share split